Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 — RELATED PARTY TRANSACTIONS

Intuitive Machines, Intuitive Aviation, and Space Network Solutions (“SNS”) have entered into recurring transaction agreements with certain related parties, including sales agreements and loan agreements.

Axiom Space, Inc.

The Company recognized revenue from Axiom Space, Inc. (“Axiom”) related to engineering services of $0.1 million and $0.3 million for the three months ended June 30, 2023 and 2022, respectively, and $0.1 million and $1.4 million for the six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023 and December 31, 2022, there were $1.0 million and $0.8 million, respectively, of affiliate accounts receivable related to Axiom. As of June 30, 2023 and December 31, 2022, the affiliate accounts receivable balances were fully reserved. Kamal Ghaffarian, the Chairman of the Company’s Board of Directors and one of the co-founders of Intuitive Machines, LLC is a co-founder and current member of management at Axiom. Revenue related to Axiom are incurred in the normal course of business and amounts are settled under normal business terms.

IBX, LLC and PTX, LLC

The Company incurred expenses with IBX, LLC and PTX, LLC (“IBX/PTX”) related to bid & proposal, capture management and various consulting services of $0.2 million and $1.1 million for the three months ended June 30, 2023 and 2022, respectively, and $0.6 million and $1.5 million for the six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023 and December 31, 2022, there were $0.6 million and $0.4 million, respectively, of affiliate accounts payable related to IBX/PTX expenses. Kamal Ghaffarian is a member of Management at Intuitive Machines and a member of Management at IBX/PTX. Expenses related to IBX/PTX are incurred in the normal course of business and amounts are settled under normal business terms.

KBR, Inc.

On November 12, 2020, KBR, Inc. (“KBR”) made an initial capital contribution in SNS resulting in a 10% ownership of SNS, which was previously a wholly owned subsidiary of Intuitive Machines, LLC. The Company recognized affiliate revenue from KBR related to engineering services of $0.8 million and $0.5 million for the three months ended June 30, 2023 and 2022, respectively, and $1.4 million and $0.9 million for the six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023 and December 31, 2022, there was $0.3 million and $0.3 million, respectively, of affiliate accounts receivable related to KBR revenue. Revenue related to KBR are incurred in the normal course of business and amounts are settled under normal business terms.

X-energy, LLC

As of June 30, 2023 and December 31, 2022, there were $0.6 million and $0.1 million, respectively, of affiliate accounts payable related to X-energy, LLC (“X-energy”) expenses. Expenses related to X-energy are incurred in the normal course of business and amounts are settled under normal business terms.

Penumbra, LLC

The Company incurred expenses with Penumbra, LLC (“Penumbra”) related to license fees for the three and six months ended June 30, 2022 of $17 thousand and $67 thousand, respectively, and incurred no expenses for the three and six months ended June 30, 2023. Certain members of executive management at Intuitive Machines have an ownership interest in Penumbra. Expenses related to Penumbra are incurred in the normal course of business.

NOTE 13 — RELATED PARTY TRANSACTIONS

Intuitive Machines, Intuitive Aviation, and Space Network Solutions have entered into recurring transaction agreements with certain related parties, including sales agreements and loan agreements.

Axiom Space, Inc.

For years ended December 31, 2022 and 2021, the Company had $1.6 million and $0.8 million, respectively, in revenue with Axiom Space, Inc. (“Axiom”) related to engineering services. As of December 31, 2022 and 2021, there were $0.8 million and $0.3 million, respectively, of affiliate accounts receivable related to Axiom. As of December 31, 2022, the affiliate accounts receivable balance has been fully reserved. Kamal Ghaffarian is a member of Management at Intuitive Machines and a member of Management at Axiom. Revenues related to Axiom are incurred in the normal course of business and amounts are settled under normal business terms.

IBX, LLC

For years ended December 31, 2022 and 2021, the Company had $2.1 million and $0.3 million, respectively, in expenses with IBX, LLC (“IBX”) related to management fees. As of December 31, 2022 and 2021, there were $0.4 million and $0.2 million, respectively, of affiliate accounts payable related to IBX expenses. Kamal Ghaffarian is a member of Management at Intuitive Machines and a member of Management at IBX. Expenses related to IBX are incurred in the normal course of business and amounts are settled under normal business terms.

KBR, Inc.

On November 12, 2020, KBR, Inc. (“KBR”) made an initial capital contribution in SNS resulting in a 10% ownership of SNS, previously a wholly owned subsidiary of the Company. For years ended December 31, 2022 and 2021, the Company had $1.9 million and $1.3 million, respectively, in affiliate revenue with KBR related to engineering services. As of December 31, 2022 and 2021, there was $0.3 million and $0.2 million, respectively, of affiliate accounts receivable related to KBR revenue. Revenues related to KBR are incurred in the normal course of business and amounts are settled under normal business terms.

X Energy, LLC

As of December 31, 2022 and 2021, there were $0.1 million and $0 million, respectively, of affiliate accounts payable related to X Energy expenses. Expenses related to X Energy are incurred in the normal course of business and amounts are settled under normal business terms.

Penumbra, LLC

For years ended December 31, 2022 and 2021, the Company had $0.1 million and $0.2 million, respectively, in expenses with Penumbra, LLC (“Penumbra”) related to license fees. Certain members of executive management at Intuitive Machines have an ownership interest in Penumbra. Expenses related to Penumbra are incurred in the normal course of business.